Employee Benefit Plans	12 Months Ended
Jun. 30, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans

Note 9. Employee Benefits Plans

Defined Benefit Pension Plan

The Bank of Greene County maintains a single-employer defined benefit pension plan (the "Pension Plan").   Effective January 1, 2006, the Board of Directors of the Bank resolved to exclude from membership in the Pension Plan employees hired on or after January 1, 2006 and elected to cease additional benefit accruals to existing Pension Plan participants effective July 1, 2006.  Substantially all Bank employees who were hired before January 1, 2006 and attained the age of 21 are covered by the Pension Plan.  Under the Pension Plan, retirement benefits are primarily a function of both years of service and level of compensation, at July 1, 2006.   This defined benefit pension plan is accounted for in accordance with FASB ASC Topic 715 guidance on "Compensation – Retirement Benefits, Defined Benefit Plans – Pension", which requires the Company to recognize in its consolidated financial statements an asset for a plan's overfunded status or a liability for a plan's underfunded status. Changes in the funded status of the single-employer defined benefit pension plan are reported as a component of other comprehensive income, net of applicable taxes, in the year in which changes occur.

Information regarding the single-employer defined benefit pension plan at June 30, 2012 and 2011 is as follows:

(In thousands)
Change in projected benefit obligation:	2012	2011
Benefit obligation at beginning of period	$4,038	$3,920
Interest cost	215	204
Actuarial loss (gain)	869	(27)
Benefits paid	(525)	(59)
Benefit obligation at June 30	$4,597	$4,038

Change in fair value of plan assets:
Fair value of plan assets at beginning of period	$3,318	$3,251
Actual return on plan assets	190	86
Employer contributions	---	40
Benefits paid	(525)	(59)
Fair value of plan assets at June 30	$2,983	$3,318
Underfunded status at June 30	$1,614	$720

The Company expects to make a contribution to the defined benefit pension plan during fiscal 2013; however, the amount has not yet been determined.

Net periodic pension expense is comprised of the following for the year ended June 30, 2012 and 2011:

(In thousands)	2012	2011
Interest cost	$215	$204
Expected return on plan assets	(224)	(221)
Amortization of net loss	36	31
Net periodic pension expense	$27	$14

The accumulated benefit obligation for the pension plan was $4.6 million and $4.0 million at June 30, 2012 and 2011, respectively.

Changes in plan assets and benefit obligations recognized in other comprehensive income during 2012 and 2011 consisted of the following:

(In thousands)	2012	2011
Actuarial loss on plan assets and benefit obligations	$690	$76
Deferred tax benefit	267	29
Net change in plan assets and benefit obligations recognized in other comprehensive income	$423	$47

The principal actuarial assumptions used were as follows:

Projected benefit obligation:	2012	2011
Discount rate	3.93%	5.48%
Net periodic pension expense:
Amortization period, in years	17	18
Discount rate	5.48%	5.34%
Expected long-term rate of return on plan assets	7.00%	7.00%

The discount rate used in the measurement of the Company's pension obligation is based on the Citigroup Pension Liability Index based on expected benefit payments of the plan. The discount rates are evaluated at each measurement date to give effect to changes in the general interest rates. The expected long-term rate of return on plan assets reflects the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the projected benefit obligation. The selected rate considers the historical and expected future investment trends of the present and expected assets in the plan. Since this is a frozen plan, the compensation rate is zero percent.

Amounts recognized in our consolidated statements of financial condition related to our pension plan for the years ended June 30, are as follows:

(In thousands)
Other liabilities:	2012	2011
Projected benefit obligation in excess of fair value of pension plan	$1,614	$720

Accumulated other comprehensive income, net of taxes:
Net losses and past service liability	($1,072)	($649)

The weighted average asset allocation and fair value of our funded pension plan at June 30, 2012 and 2011 was as follows:

(Dollars In thousands)	2012		2011
	Fair Value		Fair Value
Money market accounts	$5	0.2%	$5	0.2%
Mutual funds	2,978	99.8%	3,313	99.8%
Total plan assets	$2,983	100.0%	$3,318	100.0%

The fair value of assets within the pension plan was determined utilizing a quoted price in active markets at the measurement date. As such, these assets are classified as Level 1 within the "Fair Value Measurement" hierarchy.

Our target allocation for investment in mutual funds is 80% consisting of short-term and intermediate-term fixed income bond funds and 20% large cap value funds. This allocation is consistent with our goal of preserving capital while achieving investment results that will contribute to the proper funding of pension obligations and cash flow requirements. Asset rebalancing is performed on a quarterly basis, with adjustments made when the investment mix varies by more than 5% from the target.

The amortization of accumulated other comprehensive income associated with the single employer defined benefit pension plan for fiscal 2013 is expected to be about $51,000.

Expected benefit payments under the pension plan over the next ten years at June 30, 2012 are as follows:

In thousands)

2013	$ 200
2014	200
2015	199
2016	199
2017	230
2018-2022	1,204

Defined Contribution Plan

The Bank of Greene County also participates in a defined contribution plan (the "Contribution Plan") covering substantially all employees who have completed three months of service.  The plan includes Section 401(k) and thrift provisions as defined under the Internal Revenue Code.  The provisions permit employees to contribute up to 25% of their total compensation on a pre-tax basis.    The Bank of Greene County matches employee contributions dollar for dollar for the first 3% and then 50% of the employee contributions up to the next 3%.  Company contributions associated with the contribution plan amounted to $203,000 and $186,000 in fiscal 2012 and 2011, respectively.

ESOP

All Bank employees meeting certain age and service requirements are eligible to participate in the ESOP.  Participant's benefits become fully vested after three years of service.  During the years ended June 30, 2012 and 2011, the Board of Directors authorized the payment of $84,000 and $72,000 respectively, to the ESOP trustee for the purposes of purchasing additional shares of stock to be allocated to employees as of December 2012 and 2011, respectively.   ESOP expense was $78,000 and $72,000 for the years ended June 30, 2012 and 2011, respectively.  There were no unearned shares at June 30, 2012 or 2011.

SERP

On June 21, 2010, the Board of Directors of The Bank of Greene County adopted The Bank of Greene County Supplemental Executive Retirement Plan (the "SERP Plan"), effective as of July 1, 2010. The SERP Plan benefits certain key senior executives of the Bank who are selected by the Board to participate.

The SERP Plan is intended to provide a benefit from the Bank upon retirement, death or disability or voluntary or involuntary termination of service (other than "for cause"). Accordingly, the SERP Plan obligates the Bank to make a contribution to each executive's account on the first business day of each July and permits each executive to defer up to 50% of his or her base salary and 100% of his or her annual bonus to the SERP Plan, subject to the requirements of Section 409A of the Internal Revenue Code ("Code"). In addition, the Bank may, but is not required to, make additional discretionary contributions to the executives' accounts from time to time. An executive becomes vested in the Bank's contributions after 10 calendar years of service following the effective date of the SERP Plan, and is fully vested immediately for all deferral of salary and bonus. However, the Executive will vest in the present value of his or her account in the event of death, disability or a change in control of the Bank or the Company. In the event the executive is terminated involuntarily or resigns for good reason following a change in control, the present value of all remaining Bank contributions is accelerated and paid to the executive's account, subject to potential reduction to avoid an excess parachute payment under Code Section 280G. In the event of the executive's death, disability or termination within two years after a change in control, executive's account will be paid in a lump sum to the executive or his beneficiary, as applicable. In the event executive is entitled to a benefit from the Plan due to retirement or other termination of employment, the benefit will be paid in 10 annual installments.

The net periodic pension costs related to the SERP for the year ended June 30, 2012 and 2011 was $157,000 and $53,000, respectively, consisting primarily of service and interest costs. The total liability for the SERP was $369,000 and $98,000 as of June 30, 2012 and 2011, respectively.